UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30,2006

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Oct-06

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          117

Form 13F Information Table Value Total:      $133,669

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3789    82793 SH       Sole                    1005              81788
                                                               144     3140 SH       Defined                                    3140
Abbott Laboratories            COM              002824100      294     6050 SH       Sole                                       6050
                                                                49     1000 SH       Defined                                    1000
Alltel Corp                    COM              020039103     2293    41320 SH       Sole                     950              40370
                                                                36      650 SH       Defined                                     650
American Express Co.           COM              025816109     3017    53793 SH       Sole                    1050              52743
                                                                87     1545 SH       Defined                                    1545
Amgen                          COM              031162100      236     3300 SH       Sole                                       3300
                                                                18      250 SH       Defined                                     250
Amsouth Bancorporation         COM              032165102     1976    68030 SH       Sole                    1400              66630
                                                                83     2875 SH       Defined                                    2875
Auto Data Processing           COM              053015103     2218    46850 SH       Sole                    1000              45850
                                                                73     1550 SH       Defined                                    1550
Bank of America Corp.          COM              060505104     4317    80586 SH       Sole                    1150              79436
                                                              1721    32125 SH       Defined                                   32125
Bear Stearns Cos. Inc.         COM              073902108     3046    21740 SH       Sole                     450              21290
                                                                56      400 SH       Defined                                     400
Becton, Dickinson & Company    COM              075887109     2195    31055 SH       Sole                     775              30280
                                                                44      625 SH       Defined                                     625
Bellsouth Corp.                COM              079860102      217     5075 SH       Sole                                       5075
C.R. Bard Inc.                 COM              067383109     2404    32050 SH       Sole                     725              31325
                                                                75     1000 SH       Defined                                    1000
Chubb Corp.                    COM              171232101     2098    40385 SH       Sole                     900              39485
                                                                43      825 SH       Defined                                     825
Cisco Systems, Inc.            COM              17275R102      999    43490 SH       Sole                    1200              42290
                                                                 8      340 SH       Defined                                     340
Cohen Steers Realty Ishares    COM              464287564     1055    11497 SH       Sole                                      11497
                                                                49      530 SH       Defined                   80                450
Colgate Palmolive              COM              194162103      360     5800 SH       Sole                                       5800
Danaher Corp.                  COM              235851102     3758    54725 SH       Sole                    1100              53625
                                                               144     2095 SH       Defined                                    2095
Disney (Walt) Holding Co.      COM              254687106       93     3000 SH       Sole                                       3000
                                                               114     3680 SH       Defined                                    3680
Ecolab Inc.                    COM              278865100     2408    56229 SH       Sole                    1400              54829
                                                                50     1175 SH       Defined                                    1175
Electronic Arts, Inc.          COM              285512109     1312    23495 SH       Sole                     450              23045
                                                                42      750 SH       Defined                                     750
Emerson Electric Company       COM              291011104     2080    24800 SH       Sole                     500              24300
                                                                82      975 SH       Defined                                     975
Exxon Mobil Corp.              COM              30231G102     4744    70701 SH       Sole                     500              70201
                                                               564     8410 SH       Defined                                    8410
Federal Express Corporation    COM              31428X106     2752    25325 SH       Sole                     325              25000
                                                                35      325 SH       Defined                                     325
First Data                     COM              319963104      439    10450 SH       Sole                                      10450
                                                                25      600 SH       Defined                                     600
Fiserv Inc.                    COM              337738108     2376    50455 SH       Sole                    1125              49330
                                                                77     1625 SH       Defined                                    1625
General Electric Co.           COM              369604103     4124   116814 SH       Sole                    1400             115414
                                                               472    13361 SH       Defined                                   13361
GlaxoSmithKline ADR            ADR              37733W105      656    12318 SH       Sole                                      12318
                                                               164     3076 SH       Defined                                    3076
Goldman Sachs Natural Resource COM              464287374      847     9105 SH       Sole                                       9105
                                                                54      575 SH       Defined                                     575
Hess Corporation               COM              42809h107      585    14130 SH       Sole                    1020              13110
                                                                60     1440 SH       Defined                                    1440
Home Depot                     COM              437076102     2246    61938 SH       Sole                     600              61338
                                                                58     1600 SH       Defined 		                        1600
Huntington Bancshares          COM              446150104      209     8719 SH       Sole                                       8719
Intel Corp                     COM              458140100     1586    77105 SH       Sole                    2000              75105
                                                                65     3145 SH       Defined                                    3145
Johnson & Johnson              COM              478160104     2102    32372 SH       Sole                     725              31647
                                                                91     1400 SH       Defined                                    1400
Johnson Controls Inc.          COM              478366107     1791    24971 SH       Sole                     500              24471
                                                                47      650 SH       Defined                                     650
KeyCorp New                    COM              493267108     2226    59460 SH       Sole                    1450              58010
                                                                59     1575 SH       Defined                                    1575
L 3 Communications Holdings, I COM              502424104     1666    21265 SH       Sole                     400              20865
                                                                41      525 SH       Defined                                     525
MSCI EAFE Ishares              COM              464287465     3816    56324 SH       Sole                                      56324
                                                               216     3190 SH       Defined                   90               3100
MSCI Emerging Markets Ishares  COM              464287234     2502    25853 SH       Sole                                      25853
                                                               117     1208 SH       Defined                   33               1175
Marriott Intl Inc New CL A     COM              571903202      294     7600 SH       Sole                                       7600
McGraw-Hill Inc.               COM              580645109     3857    66471 SH       Sole                    1000              65471
                                                               179     3090 SH       Defined                                    3090
P P G Industries Inc.          COM              693506107     1850    27585 SH       Sole                     600              26985
                                                                52      775 SH       Defined                                     775
PepsiCo Inc.                   COM              713448108     3145    48187 SH       Sole                     825              47362
                                                               516     7900 SH       Defined                                    7900
Pfizer Inc.                    COM              717081103      252     8890 SH       Sole                                       8890
                                                               179     6320 SH       Defined                                    6320
Pitney-Bowes Inc.              COM              724479100      264     5950 SH       Sole                                       5950
Procter & Gamble Co.           COM              742718109     2249    36292 SH       Sole                                      36292
                                                               312     5037 SH       Defined                                    5037
Quest Diagnostics              COM              74834l100     3768    61605 SH       Sole                     850              60755
                                                               144     2350 SH       Defined                                    2350
Regions Financial Corp.        COM              7591ep100      208     5647 SH       Defined                                    5647
S&P Mid Cap 400 Ishares        COM              464287507     3930    52099 SH       Sole                                      52099
                                                               192     2550 SH       Defined                  150               2400
S&P Small Cap 600 Ishares      COM              464287804     2781    45368 SH       Sole                                      45368
                                                               109     1785 SH       Defined                  135               1650
Schlumberger Ltd.              COM              806857108     3928    63331 SH       Sole                    1440              61891
                                                               262     4220 SH       Defined                                    4220
Sigma Aldrich Corp.            COM              826552101     2483    32810 SH       Sole                     675              32135
                                                               103     1355 SH       Defined                                    1355
Southern Company               COM              842587107     3450   100122 SH       Sole                    1300              98822
                                                               448    13015 SH       Defined                                   13015
Standard & Poor's 500 Dep. Rec COM              78462f103      875     6552 SH       Sole                                       6552
                                                                22      165 SH       Defined                                     165
Streetracks Gold Trust         COM              863307104      205     3450 SH       Sole                                       3450
Stryker Corp.                  COM              863667101     4650    93764 SH       Sole                    1200              92564
                                                                63     1275 SH       Defined                                    1275
Tortoise Energy Infrastructure COM              89147l100     2752    87074 SH       Sole                    1000              86074
                                                                98     3100 SH       Defined                                    3100
US BANCORP DEL COM NEW         COM              902973304      266     8000 SH       Defined                                    8000
United Healthcare Corp.        COM              91324p102     2504    50890 SH       Sole                    1000              49890
                                                                66     1350 SH       Defined                                    1350
United Technologies Corp.      COM              913017109     3200    50520 SH       Sole                     550              49970
                                                               217     3430 SH       Defined                                    3430
Wachovia Corp New              COM              929903102      414     7412 SH       Defined                                    7412
Wal Mart Stores Inc.           COM              931142103      358     7255 SH       Sole                                       7255
                                                                49     1000 SH       Defined                                    1000
Walgreen Company               COM              931422109     2023    45575 SH       Sole                     855              44720
                                                               159     3580 SH       Defined                                    3580
Weyerhaeuser Co.               COM              962166104      843    13695 SH       Sole                     225              13470
                                                                58      950 SH       Defined                                     950